Business Combination - Summary of Acquisition of Additional Noncontrolling Interests (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Aug. 23, 2021 INR (₨)
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Recognised in non-controlling interests	₨ 31		₨ 42	₨ 8
Cash consideration paid to non- controlling shareholders	₨ 37	$ 0	₨ 737	₨ 1,516
Issue of Class C shares of the Company (including share premium)					₨ 9,128
ReNew Akshay Urja Limited
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Date of transaction with non-controlling interests				Sep. 25, 2020
Segment				Solar power
Change in interest (%)				44.00%
Non-controlling interest acquired				₨ 1,593
Cash consideration paid to non- controlling shareholders				1,515
Difference recognised in capital reserve within equity				₨ 78
ReNew Power Private Limited
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Date of transaction with non-controlling interests			Aug. 23, 2021
Segment			Wind and solar power
Change in interest (%)			3.34%
Non-controlling interest acquired			₨ 4,242
Cash consideration paid to non- controlling shareholders			736
Issue of Class C shares of the Company (including share premium)			9,128
Difference recognised in capital reserve within equity			₨ (5,623)
ReNew Mega Solar Private Limited
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Date of transaction with non-controlling interests	Mar. 31, 2023	Mar. 31, 2023
Segment	Solar power	Solar power
Change in interest (%)	49.00%	49.00%
Non-controlling interest acquired	₨ 701
CCDs derecognised (liability and equity component)	80
Cash consideration paid to non- controlling shareholders	446
Difference recognised in capital reserve within equity	₨ 335
ReNew Solar Energy (Telangana) Private Limited
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Date of transaction with non-controlling interests	Mar. 31, 2023	Mar. 31, 2023
Segment	Solar power	Solar power
Change in interest (%)	49.00%	49.00%
Non-controlling interest acquired	₨ 681
CCDs derecognised (liability and equity component)	214
Cash consideration paid to non- controlling shareholders	1,191
Difference recognised in capital reserve within equity	₨ (296)